Subsequent Event - Additional Information (Detail) - Vancouver [Member] - Buildings [member] - Lease Agreement [Member]	Feb. 01, 2020 CAD ($)
Lease Agreement Extension [Line Items]
Additions to right of use assets	$ 3,650,000
Lease Term Extension	6 years